Accounts receivable (Tables)	12 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Summary of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of March 31,
	2016 (INR)	2017 (INR)	2017 (US$)
Accounts receivable	601,233	1,183,083	18,243
Less: Allowance for doubtful accounts	(44,478)	(44,478)	(685)

Total	556,755	1,138,605	17,558

Summary of Activity for Allowance for Doubtful Accounts Receivable

Activity for the allowance for doubtful accounts receivable is as follows:

	As of March 31,
	2016 (INR)	2017 (INR)	2017 (US$)
Balance at the beginning of the year	10,000	44,478	685
Provision for doubtful accounts	34,478	—	—

Balance at the end of the year	44,478	44,478	685